Michael P. DeSimone Vice President, Corporate Counsel Law Department The Prudential Insurance Company of America 213 Washington Street, Newark, NJ 17102 Tel: 973-548-6611 michael.desimone@prudential.com

May 27, 2022

Alberto H. Zapata, Esq.
Senior Counsel
U.S. Securities and Exchange Commission
Division of Investment Management - Disclosure Review and Accounting Office
100 F Street NE
Washington, DC 20549

Re:	Initial Registration Statement filing on Form N-6 for The Prudential Insurance Company of America’s AICPA Group Variable Universal Life for Members.

Mr. Zapata:

We are filing with the Commission the initial registration statement on the new Form N-6 for a new group variable universal life insurance policy issued by The Prudential Insurance Company of America (“Prudential”) that will be marketed and sold as AICPA Group Variable Universal Life for Members (“AICPA III”).

The previous version of AICPA III (“AICPA II”) (Registration Nos. 333-01031 and 811-07545) has been offered for certificates effective on or after 1/1/2009 and before 1/1/2020. It is intended that once this Registration Statement becomes effective, and subject to state approval, this new version of AICPA will replace AICPA II for new offers and sales.

As noted above, this registration statement is being filed on the new Form N-6. With respect to the product itself, the material differences between AICPA III and AICPA II are:

•The maximum cost of insurance charges have been updated to the 2017 CSO mortality table.
•The slate of funds available has been updated.
•The minimum interest rate for the Fixed Account has been lowered.
•The maximum issue age has been raised.
•The minimum face amount has been increased.
•Other pricing updates were made.

We are including a courtesy copy of the initial registration statement for AICPA III. Please note that we are not providing a comparison document between this registration statement and the registration statement for AICPA II due to the significant changes in the overall structure of the registration statements.

We request that this registration statement be declared effective on or before August 1, 2022, to meet Prudential’s internal product launch deadline. To that end, we would appreciate Staff comments within forty-five (45) calendar days of this initial filing. After receiving and addressing staff comments, we will file a pre-effective amendment to the registration statement that will include, among other things, financial statements of the depositor and registrant, applicable opinions and consents, and any other exhibits required by Form N-6. As discussed previously, the registration statement will also include an Appendix B of state variations or availability which has not been included in this initial filing.

Please feel free to contact me if you have any questions regarding this filing. I can be reached at (973) 548-6611.

Respectfully yours,

/s/ Michael P. DeSimone	May 27, 2022

Michael P. DeSimone Vice President and Corporate Counsel The Prudential Insurance Company of America	Date

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